Components of Deferred Taxes (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Deferred tax assets, current portion:
Accrued expenses	$ 299	1,861	1,774
Less: Valuation allowance	(257)	(1,599)	(283)
Deferred tax assets, current portion, net	42	262	1,491
Deferred tax assets, non-current portion:
Intangible assets and property and equipment	76	473	388
Government grants	52	323	538
Net operating loss carryforwards	454	2,827	1,616
Less: Valuation allowance	(561)	(3,494)	(1,626)
Deferred tax assets, non-current portion, net	21	129	916
Deferred tax liabilities, non-current portion:
Intangible assets	1,259	7,844	12,580
Deferred tax liabilities, non-current portion, net	$ 1,259	7,844	12,580